Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair value measurement

29. Fair Value Measurement

IFRS 13 establishes a hierarchy that categorizes into three levels the inputs to the valuation techniques used to measure fair value by giving the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (level 1 inputs) and the lowest priority to unobservable inputs (level 3 inputs). In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy at the lowest level input that is significant to the entire measurement.

Levels used in the hierarchy are as follows:

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Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the group is the current bid price. These instruments are included in level 1.
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Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
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Level 3: If one or more of the significant inputs is not based on observable market data, the instruments included in level 3. This is the case for unlisted equity securities.

Assets and liabilities that are measured at fair value on a recurring basis

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents	25	228,740	228,740	—	—
Financial assets - investments FVTPL - traded	19	443	443	—	—
Financial assets - investments FVTPL - not traded	19	339	—	—	339
Derivatives - current financial assets	20	2,795	—	2,795	—
Derivatives - non-current financial assets	20	5,694	—	5,694	—
Financial current assets	20	27,908	—	27,908	—
Other non-current financial assets		733	—	733	—
Total assets		266,653	229,183	37,131	339

As at December 31, 2021:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents	25	411,039	411,039	—	—
Financial assets - investments FVTPL	19	1,084	—	—	1,084
Derivatives financial assets	20	49	—	49	—
Financial current assets	20	27,168	—	27,168	—
Other non-current financial assets		671	—	671	—
Total assets		440,011	411,039	27,888	1,084

Derivatives financial liabilities	20	1,681	—	1,681	—
Total Liabilities		1,681	—	1,681	—

The fair value of current financial assets and other financial liabilities is measured by taking into consideration market parameters at the balance sheet date, using valuation techniques widely accepted in the financial business environment.

The fair value of foreign currency derivatives (forward contracts, currency swaps and options) and interest rate swaps is determined by considering the prevailing foreign currency exchange rate and interest rates, as applicable, at the balance sheet date.

The value of cash and cash equivalents usually approximates fair value due to the short maturity of these instruments, which consist of bank current accounts. The fair value of other financial assets is measured through other unobservable input in accordance with IFRS 13, detailed in Note 19.

The fair value of Liabilities measured at amortized cost include bank loans; in 2020 Stevanato Group has issued the following debt securities:

Purchaser	Date of Sale or Issuance	Number of Securities	Consideration
PGIM, Inc	April 16, 2020	1	EUR 50,000,000

No borrowings of the Group are listed debt.

There are no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021. During the year ended December 31, 2022, the transfer between Level 1 and Level 3 for "Financial assets - investments FVTPL" is related to the distribution of the shares in Rani Therapeutics Holdings INC, listed on NASDAQ, from the investment fund Biologix Partners LP.

The fair value of the loans accounted for at amortized cost approximates their carrying amounts as of December 31, 2022 and 2021.